Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.1%
	BASIC MATERIALS — 2.0%
3,988	Celanese Corp.	$442,110
1,765	CF Industries Holdings, Inc.	182,607
3,531	Dow, Inc.	180,081
6,852	International Paper Co.	285,180
		1,089,978
	COMMUNICATIONS — 10.9%
9,694	Alphabet, Inc. - Class A*	1,049,085
3,231	Alphabet, Inc. - Class C*	352,664
9,993	Amazon.com, Inc.*	1,266,813
7,630	Cisco Systems, Inc.	341,214
2,064	Expedia Group, Inc.*	211,870
3,587	Meta Platforms, Inc. - Class A*	584,430
1,372	Netflix, Inc.*	306,724
2,304	Nice Ltd. - ADR*,1	491,604
3,710	T-Mobile US, Inc.*	534,091
5,617	Uber Technologies, Inc.*	161,545
9,515	Verizon Communications, Inc.	397,822
3,680	Walt Disney Co.*	412,454
		6,110,316
	CONSUMER, CYCLICAL — 9.2%
7,480	BJ's Wholesale Club Holdings, Inc.*	557,185
6,069	General Motors Co.	231,897
3,207	Home Depot, Inc.	924,963
1,732	McDonald's Corp.	436,949
10,644	MGM Resorts International	347,420
3,441	NIKE, Inc. - Class B	366,295
7,540	PulteGroup, Inc.	306,577
3,699	Tesla, Inc.*	1,019,481
11,938	Univar Solutions, Inc.*	301,076
4,753	Walmart, Inc.	630,010
		5,121,853
	CONSUMER, NON-CYCLICAL — 23.1%
3,515	AbbVie, Inc.	472,627
2,154	Amgen, Inc.	517,606
6,253	Bristol-Myers Squibb Co.	421,515

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,221	Cintas Corp.	$496,752
2,687	Colgate-Palmolive Co.	210,150
7,091	CVS Health Corp.	695,982
2,693	Danaher Corp.	726,868
1,478	Eli Lilly & Co.	445,218
3,531	Hershey Co.	793,310
4,368	Johnson & Johnson	704,733
7,570	Kraft Heinz Co.	283,118
1,765	Laboratory Corp. of America Holdings	397,602
2,208	Lantheus Holdings, Inc.*	173,990
1,257	Molina Healthcare, Inc.*	424,074
1,445	Moody's Corp.	411,131
1,677	Neurocrine Biosciences, Inc.*	175,465
9,754	Organon & Co.	278,282
2,998	PayPal Holdings, Inc.*	280,133
5,116	PepsiCo, Inc.	881,333
10,502	Pfizer, Inc.	475,005
8,108	Procter & Gamble Co.	1,118,418
1,496	Stryker Corp.	306,979
5,086	Sysco Corp.	418,171
939	Thermo Fisher Scientific, Inc.	512,055
2,471	UnitedHealth Group, Inc.	1,283,264
		12,903,781
	ENERGY — 6.6%
7,151	Chevron Corp.	1,130,287
9,156	ConocoPhillips	1,002,124
11,609	Devon Energy Corp.	819,828
1,496	EOG Resources, Inc.	181,465
20,884	Marathon Oil Corp.	534,421
		3,668,125
	FINANCIAL — 13.4%
4,518	American Express Co.	686,736
1,813	Ameriprise Financial, Inc.	485,902
2,783	Assurant, Inc.	441,078
19,268	Bank of America Corp.	647,597
428	BlackRock, Inc.	285,215

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
2,603	Crown Castle, Inc. - REIT	$444,670
3,057	Equity LifeStyle Properties, Inc. - REIT	214,296
7,929	Hartford Financial Services Group, Inc.	509,914
4,668	JPMorgan Chase & Co.	530,892
25,701	KeyCorp	454,651
3,172	Life Storage, Inc. - REIT	403,637
4,638	Marsh & McLennan Cos., Inc.	748,434
8,467	MetLife, Inc.	544,682
2,663	Mid-America Apartment Communities, Inc. - REIT	441,179
1,466	Prologis, Inc. - REIT	182,532
3,022	Western Alliance Bancorp	231,848
2,872	Wintrust Financial Corp.	242,224
		7,495,487
	INDUSTRIAL — 7.5%
1,684	Agilent Technologies, Inc.	215,973
1,646	C.H. Robinson Worldwide, Inc.	187,891
3,471	Caterpillar, Inc.	641,128
1,023	Deere & Co.	373,651
2,154	EMCOR Group, Inc.	256,154
2,376	FedEx Corp.	500,885
2,992	Honeywell International, Inc.	566,535
2,992	Raytheon Technologies Corp.	268,532
4,159	Republic Services, Inc.	593,572
981	Rockwell Automation, Inc.	232,438
2,543	Tetra Tech, Inc.	345,365
		4,182,124
	TECHNOLOGY — 21.7%
2,400	Accenture PLC - Class A1	692,304
4,332	Advanced Micro Devices, Inc.*	367,657
948	ANSYS, Inc.*	235,388
14,003	Apple, Inc.	2,201,552
4,907	Applied Materials, Inc.	461,602
1,394	CACI International, Inc. - Class A*	391,533
2,274	Cadence Design Systems, Inc.*	395,153
2,743	DocuSign, Inc.*	159,697
10,397	Fortinet, Inc.*	506,230

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
6,331	HP, Inc.	$181,763
957	Intuit, Inc.	413,214
3,842	Manhattan Associates, Inc.*	542,721
7,028	Microsoft Corp.	1,837,611
3,726	NVIDIA Corp.	562,402
6,223	Pure Storage, Inc.*	180,280
2,932	QUALCOMM, Inc.	387,816
1,227	Qualys, Inc.*	186,381
3,537	Salesforce, Inc.*	552,196
2,797	Snowflake, Inc. - Class A*	506,117
2,226	Synopsys, Inc.*	770,241
4,099	Tenable Holdings, Inc.*	162,361
2,633	Texas Instruments, Inc.	434,998
		12,129,217
	UTILITIES — 3.7%
9,036	American Electric Power Co., Inc.	905,407
5,413	NextEra Energy, Inc.	460,430
4,876	Portland General Electric Co.	251,943
6,104	Southern Co.	470,435
		2,088,215
	TOTAL COMMON STOCKS
	(Cost $42,961,239)	54,789,096

Principal Amount
SHORT-TERM INVESTMENTS — 1.9%

$1,076,266	UMB Bank Demand Deposit, 0.01% [2]	1,076,266
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,076,266)	1,076,266
	TOTAL INVESTMENTS — 100.0%
	(Cost $44,037,505)	55,865,362
	Other Assets in Excess of Liabilities — 0.0%	15,030
	TOTAL NET ASSETS — 100.0%	$55,880,392

ADR	— American Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2022 (Unaudited)

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.